RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Schedule of key management personnel compensation

	2024	2023	2022
Salaries and short-term benefits	$1.9	$2.0	$2.7
Stock-based compensation	—	1.5	0.5
Termination and other long-term benefits	0.1	0.1	0.6
	$2.0	$3.6	$3.8

Schedule of transactions between related parties

Operating transactions

	2024	2023	2022
Ultimate parent and parent corporation
Revenues	$0.4	$0.4	$0.4
Purchase of goods and services	3.3	2.6	10.2
Operating expenses recovered	(1.4)	(1.8)	(2.0)

Corporations under common control
Revenues	2.5	4.1	4.7
Purchase of goods and services	119.3	147.5	112.3
Operating expenses recovered	(2.6)	0.2	(0.7)

Other affiliated corporations
Purchase of goods and services	52.2	30.5	21.9
Acquisition of property, plant and equipment and intangible assets	35.6	11.0	8.6

24.  RELATED PARTY TRANSACTIONS (continued)

Accounts receivable from affiliated corporations

	2024	2023
Ultimate parent and parent corporation
Accounts receivable	$2.4	$3.5
Dividends receivable	4.7	—
Interest receivable	14.6	14.5

Corporations under common control
Accounts receivable	11.8	7.1
	$33.5	$25.1

Accounts payable to affiliated corporations

	2024	2023
Ultimate parent and parent corporation
Accounts payable	$42.0	$36.8
Interest payable	4.7	—

Corporations under common control
Accounts payable	22.6	54.2
	$69.3	$91.0

Schedule of tax consolidation transactions

Tax consolidation transactions

	2024	2023
Investment in an affiliated corporation[1]	$1,530.0	$—
Subordinated loan from the parent corporation[2]	(1,530.0)	—
1	Investment in 1,530,000 preferred shares, Series C, of 9511-8063 Quebec Inc., a subsidiary of Quebecor Media Inc., carrying the right to receive an annual dividend of 9.35%, payable semi-annually.
2	Subordinated loan of $1,530.0 million from Quebecor Media Inc., bearing interest at a rate of 9.25%, payable semi-annually.